Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Date Policy
The PG&E Corporation Equity Grant Date Policy, as last amended in February 2024, generally provides that annual LTIP awards, if any, are granted once per year on March 1 (or if that day is not a business day, then on the following business day). Annual LTIP awards may be granted to eligible coworkers on a date other than March 1 in certain occasions like when a coworker is on an approved leave of absence on March 1.
The companies retain discretion to grant LTIP awards other than annual awards (such as for newly hired or newly promoted officers or for retention, recognition or other like purposes). If the grant date of any non-annual LTIP award would occur during a trading blackout period, as defined under the company’s Insider Trading Standard, then the actual grant date will be the first business day after the trading blackout period ends.
The companies do not grant equity awards in anticipation of the release of material nonpublic information and do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method
The PG&E Corporation Equity Grant Date Policy, as last amended in February 2024, generally provides that annual LTIP awards, if any, are granted once per year on March 1 (or if that day is not a business day, then on the following business day). Annual LTIP awards may be granted to eligible coworkers on a date other than March 1 in certain occasions like when a coworker is on an approved leave of absence on March 1.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The companies do not grant equity awards in anticipation of the release of material nonpublic information and do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false